Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of Income Taxes [line items]
Unrecognized deferred tax liabilities	$ 745	$ 694
Unused tax losses	$ 2,910	3,630
Loss carryforwards expiration, start year	2029
Loss carryforwards expiration, end year	2038
Cumulative Canadian development expenses	$ 685	981
Development expenses deductible percentage	30.00%
Federal investment tax credits	$ 106	104
Investment tax credits, start year	2022
Investment tax credits, end year	2038
Antamina [member]
Disclosure of Income Taxes [line items]
Ownership interest in joint operation	22.50%
2013 [member] | Antamina [member]
Disclosure of Income Taxes [line items]
Current tax debt, including interest and penalties	$ 40		$ 30
Charge to earnings consisting of interest and penalties	20		15
2013, 2014, and 2015 [member] | Antamina [member]
Disclosure of Income Taxes [line items]
Current tax debt, including interest and penalties	125		94
Charge to earnings consisting of interest and penalties	60		$ 45
Unused Tax Credits [member]
Disclosure of Income Taxes [line items]
Unrecognized deferred tax assets	$ 239	$ 231